HC Strategic Shares | The U.S. Government Fixed Income Securities Portfolio
The U.S. Government Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)
Shareholder Fees	HC Strategic Shares The U.S. Government Fixed Income Securities Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HC Strategic Shares The U.S. Government Fixed Income Securities Portfolio
Management Fees	0.11%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.18%

Example:
This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	HC Strategic Shares The U.S. Government Fixed Income Securities Portfolio
1 Year	18
3 Years	58
5 Years	101
10 Years	230

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 62.52% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index, which was 6.25 years as of June 30, 2014. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.
Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
  Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.
  Changing Fixed Income Market Conditions Risk – The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.
  Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the security will decline because of a market perception that the issuer may not make payments on time. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. U.S. Government securities have low levels of Credit Risk, but are not completely free of such risks.
  Exchange-Traded Funds Risk – An investment by the Portfolio in ETFs generally presents the same primary risks as an investment in other investment companies. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments.
  Interest Rate Risk – One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.
  Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the other investment companies.
  Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.
  Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table Performance.
The chart and table below show how The U.S. Government Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2014 through September 30, 2014 (non-annualized) was 2.77%.

Best quarter:	3rd Qtr. 2011	5.82%
Worst quarter:	2nd Qtr. 2013	-1.97%

Average Annual Total Returns (for the periods ended 12/31/13)
Average Annual Total Returns HC Strategic Shares	One Year	Since Inception	Inception Date
The U.S. Government Fixed Income Securities Portfolio	(2.73%)	2.08%	Dec. 06, 2010
The U.S. Government Fixed Income Securities Portfolio – After Taxes on Distributions	(3.32%)	1.19%	Dec. 06, 2010
The U.S. Government Fixed Income Securities Portfolio – After Taxes on Distributions and Sale of Portfolio Shares	(1.48%)	1.39%	Dec. 06, 2010
The U.S. Government Fixed Income Securities Portfolio Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses or taxes)	(2.60%)	2.24%	Dec. 06, 2010

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.